Loss Per Share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of the basic and diluted net loss per share attributable to the Class 1 and Class 2 common stockholders (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(11,194)	$(2,715)	$(44,724)	$(12,714)
Denominator:
Weighted-average common shares outstanding	158,316	99,948	154,303	99,876
Net loss per share attributable to common stockholders, basic and diluted	$(0.07)	$(0.03)	$(0.29)	$(0.13)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020, 2019 and 2018 (in thousands, except per share amounts), as retroactively adjusted (refer to Note 1):

	December 31,
	2020	2019	2018
Numerator:
Net loss	$(17,027)	$(22,803)	$(18,231)
Denominator:
Weighted-average common shares outstanding	100,022,546	99,272,157	97,951,673
Net loss per share attributable to common stockholders, basic and diluted	$(0.17)	$(0.23)	$(0.19)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	Potentially dilutive securities that were not included in the diluted per share calculations because they would be antidilutive, were as follows as of the dates presented based on the underlying shares and not considering all factors that would be involved in determining the common stock equivalents (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Stock options	20,347	16,373	20,347	16,373
Restricted stock units	646	—	646	—
Warrants	12,498	12,500	12,498	12,500
	33,491	28,873	33,491	28,873
Potentially dilutive securities, as retroactively adjusted (refer to Note 1), that were not included in the diluted per share calculations because they would be antidilutive, were as follows as of the dates presented, based on the underlying shares and not considering all factors that would be involved in determining the common stock equivalents:

	December 31,
	2020	2019	2018
Options to purchase common stock	16,170,737	11,653,411	12,591,770
Series C Warrants	105,005	105,005	105,005
	16,275,742	11,758,416	12,696,775